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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Perry Corp.
                  767 Fifth Avenue
                  New York, NY 10153

Form 13F File Number:      028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            General Counsel
Phone:            212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus                 New York, NY                 May 14, 2009
-------------------------       ----------------------       -------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          1
                                                           ------------------

Form 13F Information Table Entry Total:                                    39
                                                           ------------------

Form 13F Information Table Value Total:                              $734,779
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         -----------                ------------------------------

         1.                         Richard C. Perry.

                                                             Perry Corp
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2009



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                     FAIR MARKET
                                                        VALUE      SHARES OR
                            TITLE OF         CUSIP       (IN       PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS           NUMBER   THOUSANDS)     AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Alliancebernstein Holding     UNIT LTD
LP                            PARTN         01881G106    $7,598      516,200 SH                    Shared    1          516,200
------------------------------------------------------------------------------------------------------------------------------------

Aspen Insurance Holdings
Ltd                           SHS           G05384105    $807         35,911 SH                    Shared    1           35,911
------------------------------------------------------------------------------------------------------------------------------------

Cisco Systems Inc             COM           17275R102    $18,447   1,100,000 SH                    Shared    1        1,100,000
------------------------------------------------------------------------------------------------------------------------------------

CIT Group Inc                 COM           125581108    $5,700    2,000,000 SH                    Shared    1        2,000,000
------------------------------------------------------------------------------------------------------------------------------------

Comverse Technology Inc       COM           205862402    $17,220   3,000,000 SH                    Shared    1        3,000,000
------------------------------------------------------------------------------------------------------------------------------------

Concur Technologies Inc       COM           206708109    $1,919      100,000 SH   Put              Shared    1          100,000
------------------------------------------------------------------------------------------------------------------------------------

Data Domain Inc               COM           23767P109    $15,946   1,268,600 SH   Put              Shared    1        1,268,600
------------------------------------------------------------------------------------------------------------------------------------

Dell Inc                      COM           24702R101    $41,712   4,400,000 SH                    Shared    1        4,400,000
------------------------------------------------------------------------------------------------------------------------------------

DISH Network Corp             CL A          25470M109    $28,463   2,561,900 SH                    Shared    1        2,561,900
------------------------------------------------------------------------------------------------------------------------------------

Doral Financial Corp          COM NEW       25811P886    $225        125,000 SH                    Shared    1          125,000
------------------------------------------------------------------------------------------------------------------------------------

Endurance Specialty
Holdings                      SHS           G30397106    $178,033  7,138,460 SH                    Shared    1        7,138,460
------------------------------------------------------------------------------------------------------------------------------------

General Electric Co           COM           369604103    $28,308   2,800,000 SH   Put              Shared    1        2,800,000
------------------------------------------------------------------------------------------------------------------------------------

GT Solar International Inc    COM           3623E0209    $3,658      550,887 SH                    Shared    1          550,887
------------------------------------------------------------------------------------------------------------------------------------

Healthspring Inc              COM           42224N101    $18,979   2,267,550 SH                    Shared    1        2,267,550
------------------------------------------------------------------------------------------------------------------------------------

Humana Inc                    COM           444859102    $47,224   1,810,736 SH                    Shared    1        1,810,736
------------------------------------------------------------------------------------------------------------------------------------




                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                     FAIR MARKET
                                                        VALUE      SHARES OR
                            TITLE OF         CUSIP       (IN       PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS           NUMBER   THOUSANDS)     AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communications
(Holdings) Limited            CL A          44930K108    $388      1,108,489 SH                    Shared    1        1,108,489
------------------------------------------------------------------------------------------------------------------------------------
                              *W EXP
Jamba Inc                     06/28/2009    47023A119    $7          725,000 SH                    Shared    1          725,000
------------------------------------------------------------------------------------------------------------------------------------

Johnson & Johnson             COM           478160104    $29,112     553,458 SH                    Shared    1          553,458
------------------------------------------------------------------------------------------------------------------------------------
                              SPONS
LG Display Company Ltd        ADR REP       50186V102    $3,066      300,000 SH                    Shared    1          300,000
------------------------------------------------------------------------------------------------------------------------------------

Lululemon Athletica Inc       COM           550021109    $2,349      271,250 SH                    Shared    1          271,250
------------------------------------------------------------------------------------------------------------------------------------

Microsoft Corp                COM           594918104    $20,207   1,100,000 SH                    Shared    1        1,100,000
------------------------------------------------------------------------------------------------------------------------------------

Montpelier Re Holdings Ltd    SHS           G62185106    $15,052   1,161,400 SH                    Shared    1        1,161,400
------------------------------------------------------------------------------------------------------------------------------------

North American Energy
Partners                      COM           656844107    $14,025   4,598,466 SH                    Shared    1        4,598,466
------------------------------------------------------------------------------------------------------------------------------------

Palm Inc                      COM           696643105    $17,180   2,000,000 SH                    Shared    1        2,000,000
------------------------------------------------------------------------------------------------------------------------------------

PartnerRe Ltd                 COM           G6852T105    $9,931      160,000 SH                    Shared    1          160,000
------------------------------------------------------------------------------------------------------------------------------------

Platinum Underwriters
Holdings                      COM           G7127P100    $10,486     369,745 SH                    Shared    1          369,745
------------------------------------------------------------------------------------------------------------------------------------

RadioShack Corp               COM           750438103    $16,283   1,900,000 SH                    Shared    1        1,900,000
------------------------------------------------------------------------------------------------------------------------------------

Rohm & Haas Co                COM           775371107    $3,942       50,000 SH  Call              Shared    1           50,000
------------------------------------------------------------------------------------------------------------------------------------

Sears Holdings Corp           COM           812350106    $45,710   1,000,000 SH                    Shared    1        1,000,000
------------------------------------------------------------------------------------------------------------------------------------

Sigma Designs Inc             COM           826565103    $8,121      652,775 SH                    Shared    1          652,775
------------------------------------------------------------------------------------------------------------------------------------

SPDR Gold Trust               GOLD SHS      78463V107    $9,028      100,000 SH                    Shared    1          100,000
------------------------------------------------------------------------------------------------------------------------------------

SPDR Gold Trust               GOLD SHS      78463V107    $18,056     200,000 SH   Put              Shared    1          200,000
------------------------------------------------------------------------------------------------------------------------------------





                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                     FAIR MARKET
                                                        VALUE      SHARES OR
                            TITLE OF         CUSIP       (IN       PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS           NUMBER   THOUSANDS)     AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc                 COM           87157D109    $13,380     500,000 SH   Put              Shared    1          500,000
------------------------------------------------------------------------------------------------------------------------------------

Under Armour Inc              CL A          904311107    $822         50,000 SH                    Shared    1           50,000
------------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group Inc        COM           91324P102    $13,588     649,200 SH                    Shared    1          649,200
------------------------------------------------------------------------------------------------------------------------------------

Universal American Corp       COM           913377107    $58,617   6,920,500 SH                    Shared    1        6,920,500
------------------------------------------------------------------------------------------------------------------------------------

Validus Holdings Ltd          COM SHS       G9319H102    $7,322      309,200 SH                    Shared    1          309,200
------------------------------------------------------------------------------------------------------------------------------------
                              *W EXP
Virgin Media Inc              01/10/2011    92769L119    $1           17,349 SH                    Shared    1           17,349
------------------------------------------------------------------------------------------------------------------------------------

Western Digital Corp          COM           958102105    $3,868      200,000 SH                    Shared    1          200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                  $734,779
(in thousands)

